Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (5.6%)
	Mosaic Co.	5,332,479	190,476
	Steel Dynamics Inc.	3,024,394	176,867
	Reliance Steel & Aluminum Co.	990,166	141,019
*	Cleveland-Cliffs Inc.	7,014,709	138,961
*	Alcoa Corp.	2,769,498	135,539
	Olin Corp.	2,252,409	108,679
	CF Industries Holdings Inc.	1,677,363	93,630
	Huntsman Corp.	3,111,663	92,074
	Scotts Miracle-Gro Co.	609,185	89,160
	Valvoline Inc.	2,819,301	87,906
	United States Steel Corp.	3,791,785	83,306
	Ashland Global Holdings Inc.	899,814	80,191
	Chemours Co.	2,576,002	74,859
	Element Solutions Inc.	3,281,858	71,151
	Timken Co.	1,070,555	70,036
	Avient Corp.	1,423,839	65,995
*	Univar Solutions Inc.	2,667,273	63,534
	UFP Industries Inc.	916,311	62,291
	Sensient Technologies Corp.	657,466	59,882
	Commercial Metals Co.	1,880,782	57,289
*	Arconic Corp.	1,535,312	48,424
	Hecla Mining Co.	8,374,883	46,062
	Cabot Corp.	884,602	44,336
	Tronox Holdings plc Class A	1,797,191	44,301
*	Domtar Corp.	785,438	42,838
	Stepan Co.	332,842	37,591
	Minerals Technologies Inc.	523,872	36,587
	Mueller Industries Inc.	847,013	34,812
	Compass Minerals International Inc.	530,931	34,192
	Boise Cascade Co.	613,404	33,112
	Innospec Inc.	384,256	32,362
	Worthington Industries Inc.	523,082	27,566
	Kaiser Aluminum Corp.	247,374	26,954
	Carpenter Technology Corp.	749,678	24,544
	Westlake Chemical Corp.	249,767	22,764
*	Coeur Mining Inc.	3,607,805	22,260
	Materion Corp.	318,758	21,880
*	Kraton Corp.	476,322	21,739
*	GCP Applied Technologies Inc.	800,786	17,553
	Schweitzer-Mauduit International Inc.	489,729	16,974
	Schnitzer Steel Industries Inc. Class A	382,610	16,762

		Shares	Market Value ($000)
	GrafTech International Ltd.	1,565,696	16,158
	Ecovyst Inc.	858,372	10,009
*	Koppers Holdings Inc.	317,070	9,912
	Glatfelter Corp.	694,783	9,796
	Tredegar Corp.	223,799	2,726
*	Hexcel Corp.	306	18
	FutureFuel Corp.	94	1
*,1	Zymergen Inc.	72	1
			2,645,079
Consumer Discretionary (15.5%)
	Williams-Sonoma Inc.	1,160,815	205,847
	Tapestry Inc.	4,360,556	161,428
*	Norwegian Cruise Line Holdings Ltd.	5,771,046	154,145
	Service Corp. International	2,482,886	149,619
	Lithia Motors Inc. Class A	471,795	149,578
	Newell Brands Inc.	5,971,402	132,207
	Bath & Body Works Inc.	1,961,398	123,627
	New York Times Co. Class A	2,475,611	121,973
*	BJ's Wholesale Club Holdings Inc.	2,129,568	116,956
	Kohl's Corp.	2,436,681	114,743
*	Alaska Air Group Inc.	1,953,086	114,451
*	PVH Corp.	1,112,990	114,404
	Interpublic Group of Cos. Inc.	3,069,631	112,563
	Macy's Inc.	4,873,900	110,150
[1]	Dick's Sporting Goods Inc.	910,889	109,097
*	Capri Holdings Ltd.	2,252,448	109,041
	Polaris Inc.	897,751	107,425
	Nielsen Holdings plc	5,596,225	107,392
*	American Airlines Group Inc.	5,048,904	103,604
*	AutoNation Inc.	837,635	101,990
	Toll Brothers Inc.	1,827,992	101,070
*	Mattel Inc.	5,442,864	101,020
	Thor Industries Inc.	820,352	100,706
	Gap Inc.	4,416,254	100,249
	Marriott Vacations Worldwide Corp.	632,764	99,553
	Hanesbrands Inc.	5,445,924	93,452
*,1	GameStop Corp. Class A	509,168	89,344
	AMERCO	137,602	88,895
	Leggett & Platt Inc.	1,975,143	88,565
	Harley-Davidson Inc.	2,399,560	87,848
*	Avis Budget Group Inc.	726,515	84,646
*	Helen of Troy Ltd.	375,878	84,452
*	Terminix Global Holdings Inc.	1,944,614	81,032
*	Victoria's Secret & Co.	1,428,335	78,930
*	Goodyear Tire & Rubber Co.	4,383,983	77,596
*	JetBlue Airways Corp.	4,959,304	75,828
	Foot Locker Inc.	1,614,979	73,740
	Lear Corp.	465,966	72,914
	H&R Block Inc.	2,836,099	70,902
	TEGNA Inc.	3,448,280	68,000
	Aramark	1,990,414	65,405
	Murphy USA Inc.	382,971	64,056
	Carter's Inc.	652,123	63,412
	Signet Jewelers Ltd.	780,379	61,619
	American Eagle Outfitters Inc.	2,354,277	60,740
	Wendy's Co.	2,779,816	60,266
*	Under Armour Inc. Class A	2,966,477	59,863
*	Sabre Corp.	5,035,325	59,618

		Shares	Market Value ($000)
*	Asbury Automotive Group Inc.	301,667	59,350
	Qurate Retail Inc. Class A	5,602,027	57,085
*	Meritage Homes Corp.	587,104	56,949
*	Under Armour Inc. Class C	3,222,062	56,451
	Wyndham Hotels & Resorts Inc.	729,287	56,294
*	Hyatt Hotels Corp. Class A	713,720	55,028
	KB Home	1,365,189	53,133
	Penske Automotive Group Inc.	501,216	50,422
	Dana Inc.	2,265,332	50,381
	Group 1 Automotive Inc.	267,807	50,316
	Rent-A-Center Inc.	881,174	49,531
*	Taylor Morrison Home Corp. Class A	1,856,207	47,853
*	Nordstrom Inc.	1,734,789	45,885
	Herman Miller Inc.	1,181,399	44,491
*	Spirit Airlines Inc.	1,690,408	43,849
	PROG Holdings Inc.	1,037,196	43,573
*	iHeartMedia Inc. Class A	1,670,935	41,807
	MDC Holdings Inc.	881,107	41,165
	Kontoor Brands Inc.	809,502	40,435
*	Coty Inc. Class A	5,090,671	40,013
*	SkyWest Inc.	785,647	38,764
	Wolverine World Wide Inc.	1,282,363	38,266
	Ralph Lauren Corp.	341,348	37,903
*	Tri Pointe Homes Inc.	1,774,679	37,304
	Travel + Leisure Co.	672,999	36,699
*	Cheesecake Factory Inc.	773,075	36,335
*	Abercrombie & Fitch Co. Class A	959,808	36,118
	Graham Holdings Co. Class B	59,790	35,226
*	Brinker International Inc.	713,557	35,000
*	Bloomin' Brands Inc.	1,391,572	34,789
	John Wiley & Sons Inc. Class A	657,256	34,315
*	Meredith Corp.	601,530	33,505
*	KAR Auction Services Inc.	1,858,801	30,466
*	Cinemark Holdings Inc.	1,585,891	30,465
	Rush Enterprises Inc. Class A	668,002	30,167
*	ODP Corp.	748,585	30,063
	PriceSmart Inc.	383,990	29,778
*	Sally Beauty Holdings Inc.	1,763,081	29,708
*	Academy Sports & Outdoors Inc.	697,358	27,908
*	Adtalem Global Education Inc.	735,096	27,794
*	Central Garden & Pet Co. Class A	644,313	27,705
*	Urban Outfitters Inc.	920,440	27,328
*	Knowles Corp.	1,434,330	26,879
*	Bed Bath & Beyond Inc.	1,548,570	26,752
*	TripAdvisor Inc.	777,747	26,327
	Cracker Barrel Old Country Store Inc.	185,032	25,875
	Steven Madden Ltd.	607,156	24,383
*	Laureate Education Inc. Class A	1,431,872	24,327
	Acushnet Holdings Corp.	518,696	24,223
	HNI Corp.	649,783	23,860
	Big Lots Inc.	540,232	23,424
	Oxford Industries Inc.	250,307	22,570
*	Lions Gate Entertainment Corp. Class B	1,734,779	22,552
	La-Z-Boy Inc.	691,309	22,281
	Sturm Ruger & Co. Inc.	274,401	20,245
*	AMC Networks Inc. Class A	431,407	20,099
*	Cardlytics Inc.	232,187	19,490
*	GoPro Inc. Class A	1,971,444	18,453

		Shares	Market Value ($000)
	Buckle Inc.	465,947	18,447
*	Tenneco Inc. Class A	1,278,582	18,245
*	G-III Apparel Group Ltd.	641,384	18,151
*	Vista Outdoor Inc.	447,449	18,037
	Sonic Automotive Inc. Class A	324,144	17,031
*	Hawaiian Holdings Inc.	761,254	16,489
	Matthews International Corp. Class A	468,181	16,241
	Dillard's Inc. Class A	93,574	16,143
	Steelcase Inc. Class A	1,271,472	16,122
*	WW International Inc.	817,107	14,912
*	Clear Channel Outdoor Holdings Inc.	5,493,051	14,886
*	American Axle & Manufacturing Holdings Inc.	1,687,120	14,864
*	BJ's Restaurants Inc.	346,226	14,458
	Aaron's Co. Inc.	509,645	14,036
	Interface Inc. Class A	918,513	13,915
*	Zumiez Inc.	340,555	13,540
*	Designer Brands Inc. Class A	966,822	13,468
*	Lions Gate Entertainment Corp. Class A	935,929	13,281
*	Cars.com Inc.	1,021,953	12,928
	Guess? Inc.	606,607	12,745
	Sinclair Broadcast Group Inc. Class A	382,770	12,126
*	Stride Inc.	309,294	11,116
*	elf Beauty Inc.	364,674	10,594
*	Dine Brands Global Inc.	126,669	10,287
	Inter Parfums Inc.	135,507	10,132
	Scholastic Corp.	256,829	9,156
*	PowerSchool Holdings Inc. Class A	371,766	9,149
*	Duolingo Inc. Class A	49,954	8,310
*	Children's Place Inc.	108,059	8,133
*,1	Canoo Inc.	1,018,619	7,833
	Smith & Wesson Brands Inc.	374,690	7,779
*,1	Krispy Kreme Inc.	521,111	7,296
*	Dutch Bros Inc. Class A	166,552	7,215
*	Central Garden & Pet Co.	139,349	6,689
*,1	Lordstown Motors Corp.	828,044	6,608
	Rush Enterprises Inc. Class B	142,266	6,512
*	Genesco Inc.	110,692	6,390
	Caleres Inc.	285,405	6,342
*,1	XL Fleet Corp.	872,946	5,377
*,1	Cricut Inc. Class A	190,800	5,262
	Global Industrial Co.	132,908	5,036
*	El Pollo Loco Holdings Inc.	284,654	4,811
*	Frontier Group Holdings Inc.	250,518	3,956
*	Rush Street Interactive Inc.	195,955	3,764
*	Integral Ad Science Holding Corp.	180,003	3,713
*	Janus International Group Inc.	263,900	3,230
*	Lands' End Inc.	115,303	2,714
*,1	Weber Inc. Class A	144,860	2,548
*,1	Vizio Holding Corp. Class A	67,582	1,435
*	Instructure Holdings Inc.	5,822	132
*	Torrid Holdings Inc.	4,140	64
*	Deckers Outdoor Corp.	104	37
*	Luminar Technologies Inc. Class A	758	12
*	Fisker Inc.	536	8
*	Mister Car Wash Inc.	218	4
*	American Public Education Inc.	62	2
*	ThredUp Inc. Class A	74	2

		Shares	Market Value ($000)
*	Traeger Inc.	84	2
*	Latham Group Inc.	88	1
			7,317,034
Consumer Staples (2.9%)
	Bunge Ltd.	2,099,763	170,753
*	Performance Food Group Co.	2,400,548	111,529
*	US Foods Holding Corp.	3,123,103	108,247
	Ingredion Inc.	992,772	88,367
	Flowers Foods Inc.	2,972,427	70,238
*	Herbalife Nutrition Ltd.	1,622,476	68,761
	Molson Coors Beverage Co. Class B	1,407,563	65,283
	Spectrum Brands Holdings Inc.	663,023	63,431
*	Hain Celestial Group Inc.	1,292,195	55,280
*	United Natural Foods Inc.	878,842	42,553
	Energizer Holdings Inc.	1,065,732	41,617
*	Sprouts Farmers Market Inc.	1,780,846	41,262
*	Hostess Brands Inc. Class A	2,028,593	35,237
*	TreeHouse Foods Inc.	869,280	34,667
	Nu Skin Enterprises Inc. Class A	781,747	31,637
	Edgewell Personal Care Co.	847,627	30,769
[1]	B&G Foods Inc.	1,011,065	30,221
	Sanderson Farms Inc.	156,697	29,490
*	Grocery Outlet Holding Corp.	1,346,265	29,039
	Vector Group Ltd.	2,040,893	26,021
	Lancaster Colony Corp.	150,245	25,363
	Reynolds Consumer Products Inc.	816,547	22,324
*	Pilgrim's Pride Corp.	760,054	22,102
	Fresh Del Monte Produce Inc.	554,673	17,872
	Universal Corp.	364,940	17,638
*,1	Beauty Health Co.	676,078	17,558
	Seaboard Corp.	3,605	14,780
	Andersons Inc.	468,832	14,454
	Weis Markets Inc.	251,636	13,223
	ACCO Brands Corp.	1,421,609	12,212
*	Rite Aid Corp.	815,857	11,585
	Cal-Maine Foods Inc.	309,254	11,183
	Tootsie Roll Industries Inc.	216,691	6,594
*	Duckhorn Portfolio Inc.	267,482	6,123
*,1	AppHarvest Inc.	508,172	3,313
*	Honest Co. Inc.	175,852	1,825
*	Darling Ingredients Inc.	594	43
			1,392,594
Energy (5.7%)
	Diamondback Energy Inc.	2,823,761	267,325
	Devon Energy Corp.	5,279,420	187,472
	Targa Resources Corp.	3,566,264	175,496
	Marathon Oil Corp.	12,296,027	168,087
*	First Solar Inc.	1,492,352	142,460
	Ovintiv Inc.	4,071,973	133,886
	APA Corp.	5,895,882	126,349
*	EQT Corp.	4,715,127	96,471
	Chesapeake Energy Corp.	1,532,874	94,410
*	Range Resources Corp.	3,848,935	87,101
*	NOV Inc.	6,094,185	79,895
*	Antero Resources Corp.	4,160,805	78,265
	HollyFrontier Corp.	2,280,827	75,564
	DT Midstream Inc.	1,508,296	69,744

		Shares	Market Value ($000)
	Equitrans Midstream Corp.	6,408,590	64,983
*	Southwestern Energy Co.	10,559,120	58,498
	Murphy Oil Corp.	2,288,143	57,135
	Continental Resources Inc.	1,146,510	52,911
*	California Resources Corp.	1,276,994	52,357
	Antero Midstream Corp.	4,840,481	50,438
	Helmerich & Payne Inc.	1,514,861	41,522
*	Renewable Energy Group Inc.	783,431	39,328
	Arcosa Inc.	754,733	37,865
*	CNX Resources Corp.	2,888,796	36,457
*	Whiting Petroleum Corp.	609,806	35,619
*,1	Transocean Ltd.	8,632,621	32,718
	World Fuel Services Corp.	940,822	31,630
*	SunPower Corp.	1,347,954	30,572
	Oasis Petroleum Inc.	294,793	29,308
	Patterson-UTI Energy Inc.	2,797,732	25,180
	SM Energy Co.	945,284	24,937
*	Arch Resources Inc.	238,516	22,122
*,1	Stem Inc.	919,301	21,962
	Magnolia Oil & Gas Corp. Class A	1,183,913	21,062
*	Delek US Holdings Inc.	1,154,876	20,753
	Core Laboratories NV	722,860	20,059
	Archrock Inc.	2,404,112	19,834
*	PBF Energy Inc. Class A	1,496,593	19,411
	Warrior Met Coal Inc.	801,859	18,659
*	NOW Inc.	1,729,685	13,232
*	ProPetro Holding Corp.	1,363,409	11,793
*	MRC Global Inc.	1,229,755	9,026
	CVR Energy Inc.	470,334	7,836
*	RPC Inc.	1,178,600	5,728
*	Helix Energy Solutions Group Inc.	1,122,454	4,355
	Cimarex Energy Co.	136	12
*	ChargePoint Holdings Inc.	280	6
*	Whiting Petroleum Corp. Warrants Exp. 9/1/25	699	5
*	Whiting Petroleum Corp. Class A Warrants Exp. 9/1/24	196	1
			2,699,839
Financials (22.3%)
	Signature Bank	937,252	255,195
	Brown & Brown Inc.	3,733,308	207,012
	LPL Financial Holdings Inc.	1,188,966	186,382
	Ares Management Corp. Class A	2,421,945	178,812
	East West Bancorp Inc.	2,212,834	171,583
	Comerica Inc.	2,088,849	168,152
	Carlyle Group Inc.	3,316,928	156,824
	Zions Bancorp NA	2,527,760	156,443
	Invesco Ltd.	6,476,466	156,148
	Assurant Inc.	917,320	144,707
*	Athene Holding Ltd. Class A	2,095,731	144,333
	American Financial Group Inc.	1,123,564	141,378
	First Horizon Corp.	8,567,510	139,565
	AGNC Investment Corp.	8,184,950	129,077
	Reinsurance Group of America Inc.	1,060,503	117,992
	People's United Financial Inc.	6,674,662	116,606
	Commerce Bancshares Inc.	1,639,665	114,252
	Janus Henderson Group plc	2,688,043	111,097
	First American Financial Corp.	1,628,679	109,203
	Voya Financial Inc.	1,769,110	108,606
	Jefferies Financial Group Inc.	2,889,703	107,295

		Shares	Market Value ($000)
	Cullen/Frost Bankers Inc.	893,510	105,988
	Stifel Financial Corp.	1,552,595	105,514
	Old Republic International Corp.	4,530,310	104,786
	Starwood Property Trust Inc.	4,271,173	104,259
	RenaissanceRe Holdings Ltd.	734,690	102,416
	Apollo Global Management Inc.	1,653,894	101,863
	Prosperity Bancshares Inc.	1,376,911	97,940
	Popular Inc.	1,258,209	97,725
	First Financial Bankshares Inc.	2,109,374	96,926
	Lincoln National Corp.	1,392,141	95,710
	Synovus Financial Corp.	2,169,913	95,237
	Primerica Inc.	615,609	94,576
	Affiliated Managers Group Inc.	610,558	92,249
	Glacier Bancorp Inc.	1,638,042	90,666
	New York Community Bancorp Inc.	6,890,348	88,679
	OneMain Holdings Inc.	1,545,475	85,511
	Valley National Bancorp	6,341,937	84,411
	Western Alliance Bancorp	772,099	84,020
	SLM Corp.	4,769,926	83,951
	PacWest Bancorp	1,828,119	82,850
	Bank OZK	1,922,152	82,614
	SouthState Corp.	1,092,483	81,576
	CIT Group Inc.	1,546,313	80,331
	New Residential Investment Corp.	7,276,691	80,044
	MGIC Investment Corp.	5,291,949	79,168
	Webster Financial Corp.	1,412,908	76,947
	Lazard Ltd. Class A	1,670,903	76,527
	First Citizens BancShares Inc. Class A	89,327	75,318
	Sterling Bancorp	3,005,175	75,009
	United Bankshares Inc.	2,015,131	73,310
	Unum Group	2,868,975	71,897
	Wintrust Financial Corp.	889,638	71,500
	Selective Insurance Group Inc.	937,492	70,809
	Blackstone Mortgage Trust Inc. Class A	2,326,318	70,534
	Evercore Inc. Class A	525,757	70,278
	Umpqua Holdings Corp.	3,433,511	69,529
*	SoFi Technologies Inc.	4,335,850	68,853
	RLI Corp.	670,109	67,192
	Radian Group Inc.	2,893,920	65,750
	Hanover Insurance Group Inc.	501,206	64,966
	Hancock Whitney Corp.	1,354,563	63,827
	Kemper Corp.	942,700	62,963
	UMB Financial Corp.	640,983	61,989
	BankUnited Inc.	1,447,690	60,542
	First Hawaiian Inc.	2,021,167	59,321
	Moelis & Co. Class A	951,530	58,871
	SEI Investments Co.	990,177	58,718
*	Brighthouse Financial Inc.	1,296,028	58,619
	FNB Corp.	4,982,966	57,902
	Community Bank System Inc.	840,941	57,537
	Axis Capital Holdings Ltd.	1,189,854	54,781
	Chimera Investment Corp.	3,680,152	54,650
	Home BancShares Inc.	2,303,272	54,196
	Eastern Bankshares Inc.	2,621,489	53,216
	Investors Bancorp Inc.	3,475,928	52,521
	FirstCash Inc.	599,421	52,449
	Bank of Hawaii Corp.	631,359	51,879
	Walker & Dunlop Inc.	446,683	50,699

		Shares	Market Value ($000)
	Assured Guaranty Ltd.	1,081,726	50,636
	White Mountains Insurance Group Ltd.	46,014	49,217
	Navient Corp.	2,487,195	49,072
	Associated Banc-Corp	2,266,386	48,546
	Cathay General Bancorp	1,158,170	47,937
	BancorpSouth Bank	1,608,986	47,916
	Simmons First National Corp. Class A	1,604,365	47,425
*	Texas Capital Bancshares Inc.	789,165	47,366
	Artisan Partners Asset Management Inc. Class A	960,711	46,998
	Federated Hermes Inc. Class B	1,445,460	46,977
	CNO Financial Group Inc.	1,992,831	46,911
	Columbia Banking System Inc.	1,223,648	46,486
	United Community Banks Inc.	1,351,072	44,342
	Old National Bancorp	2,584,633	43,810
	First Bancorp	3,251,895	42,762
	Atlantic Union Bankshares Corp.	1,139,463	41,989
	Flagstar Bancorp Inc.	824,421	41,864
*	LendingClub Corp.	1,460,604	41,247
	CVB Financial Corp.	2,013,545	41,016
	Cadence Bancorp Class A	1,848,782	40,599
*	Axos Financial Inc.	786,814	40,552
*	Enstar Group Ltd.	170,142	39,937
	Santander Consumer USA Holdings Inc.	954,937	39,821
	American National Group Inc.	209,648	39,630
	Fulton Financial Corp.	2,543,516	38,865
	BOK Financial Corp.	431,035	38,599
	American Equity Investment Life Holding Co.	1,298,556	38,398
	WSFS Financial Corp.	741,329	38,038
	Independent Bank Corp.	489,611	37,284
	International Bancshares Corp.	889,581	37,042
	Piper Sandler Cos.	267,329	37,014
*	Cannae Holdings Inc.	1,178,426	36,661
	Essent Group Ltd.	828,687	36,471
	Houlihan Lokey Inc. Class A	395,133	36,392
	Washington Federal Inc.	1,059,709	36,359
	First Merchants Corp.	844,743	35,344
	Virtus Investment Partners Inc.	113,363	35,179
	First Midwest Bancorp Inc.	1,782,639	33,888
	First Financial Bancorp	1,418,057	33,197
	WesBanco Inc.	969,091	33,027
	Apollo Commercial Real Estate Finance Inc.	2,181,789	32,356
	Towne Bank	1,019,868	31,728
	MFA Financial Inc.	6,874,785	31,418
	Two Harbors Investment Corp.	4,895,988	31,041
	Hilltop Holdings Inc.	949,340	31,015
	Renasant Corp.	834,919	30,099
	PennyMac Mortgage Investment Trust	1,526,271	30,052
*	Genworth Financial Inc. Class A	7,913,226	29,675
	PennyMac Financial Services Inc.	483,913	29,582
	Eagle Bancorp Inc.	498,568	28,668
*	PRA Group Inc.	679,207	28,622
	Banner Corp.	511,958	28,265
	Trustmark Corp.	876,667	28,246
	Great Western Bancorp Inc.	859,659	28,145
	Park National Corp.	229,368	27,971
	BGC Partners Inc. Class A	5,298,175	27,603
	Argo Group International Holdings Ltd.	516,412	26,967
[1]	iStar Inc.	1,062,332	26,643

		Shares	Market Value ($000)
	Hope Bancorp Inc.	1,821,032	26,296
	Horace Mann Educators Corp.	647,093	25,748
	Provident Financial Services Inc.	1,094,851	25,696
	Northwest Bancshares Inc.	1,880,180	24,969
*	Mr Cooper Group Inc.	604,294	24,879
	First Interstate BancSystem Inc. Class A	616,989	24,840
	Mercury General Corp.	431,880	24,043
	Capitol Federal Financial Inc.	2,057,217	23,637
	NBT Bancorp Inc.	642,190	23,196
	Redwood Trust Inc.	1,756,107	22,636
	Westamerica Bancorp	398,122	22,398
*	Encore Capital Group Inc.	448,556	22,100
	Independent Bank Group Inc.	285,949	20,314
	OFG Bancorp	805,405	20,312
	ProAssurance Corp.	841,934	20,021
	Ladder Capital Corp.	1,771,875	19,579
	Blue Owl Capital Inc.	1,247,125	19,405
	First Commonwealth Financial Corp.	1,421,824	19,379
	Broadmark Realty Capital Inc.	1,964,784	19,373
	Nelnet Inc. Class A	236,825	18,766
	Berkshire Hills Bancorp Inc.	686,900	18,533
	City Holding Co.	228,003	17,764
	Brookline Bancorp Inc.	1,156,491	17,648
	Safety Insurance Group Inc.	221,904	17,586
*	Ryan Specialty Group Holdings Inc. Class A	514,191	17,416
	S&T Bancorp Inc.	583,089	17,184
	Employers Holdings Inc.	419,265	16,557
	Tompkins Financial Corp.	195,407	15,810
	BancFirst Corp.	255,755	15,376
	Heartland Financial USA Inc.	297,226	14,291
*,1	Invesco Mortgage Capital Inc.	4,518,372	14,233
	State Auto Financial Corp.	276,274	14,076
	ARMOUR Residential REIT Inc.	1,296,013	13,971
	BrightSpire Capital Inc. Class A	1,416,366	13,300
*	World Acceptance Corp.	68,609	13,007
*	SiriusPoint Ltd.	1,390,801	12,879
	KKR Real Estate Finance Trust Inc.	607,338	12,815
	TPG RE Finance Trust Inc.	960,874	11,896
	Northfield Bancorp Inc.	673,530	11,558
*	Blucora Inc.	721,116	11,242
	WisdomTree Investments Inc.	1,923,783	10,908
*	Columbia Financial Inc.	582,909	10,784
	Central Pacific Financial Corp.	417,150	10,712
*	Ambac Financial Group Inc.	723,773	10,364
	Capstead Mortgage Corp.	1,439,150	9,628
	National Bank Holdings Corp. Class A	228,074	9,232
	United Fire Group Inc.	391,749	9,049
	Kearny Financial Corp.	566,654	7,044
[1]	GCM Grosvenor Inc. Class A	565,161	6,511
	National Western Life Group Inc. Class A	29,495	6,211
*	Clearwater Analytics Holdings Inc. Class A	233,950	5,991
	Granite Point Mortgage Trust Inc.	427,091	5,625
*,1	Romeo Power Inc.	731,258	3,620
*	AssetMark Financial Holdings Inc.	143,820	3,577
*,1	MetroMile Inc.	691,644	2,455
	loanDepot Inc. Class A	255,983	1,733
	Associated Capital Group Inc. Class A	26,199	980

		Shares	Market Value ($000)
	StepStone Group Inc. Class A	140	6
*,2	Frontier Financial Corp.	2	—
			10,554,840
Health Care (6.3%)
*	Molina Healthcare Inc.	910,837	247,119
*	Novavax Inc.	1,011,695	209,735
	Organon & Co.	3,954,488	129,668
*	United Therapeutics Corp.	700,208	129,244
*	Mirati Therapeutics Inc.	724,653	128,198
*	Jazz Pharmaceuticals plc	905,772	117,941
	Encompass Health Corp.	1,552,049	116,466
*	Tenet Healthcare Corp.	1,669,728	110,937
*	Envista Holdings Corp.	2,515,292	105,164
	Perrigo Co. plc	2,085,443	98,704
*	Acadia Healthcare Co. Inc.	1,401,634	89,396
	Hill-Rom Holdings Inc.	513,320	76,998
*	Pacific Biosciences of California Inc.	2,948,544	75,335
	Premier Inc. Class A	1,819,345	70,518
*	Bridgebio Pharma Inc.	1,335,376	62,589
	Select Medical Holdings Corp.	1,679,288	60,740
*	Iovance Biotherapeutics Inc.	2,055,319	50,684
*	Kodiak Sciences Inc.	481,493	46,214
*	Integer Holdings Corp.	514,744	45,987
*	Prestige Consumer Healthcare Inc.	780,814	43,812
*	Karuna Therapeutics Inc.	345,702	42,290
*	Reata Pharmaceuticals Inc. Class A	417,109	41,965
	Patterson Cos. Inc.	1,364,896	41,138
*	Turning Point Therapeutics Inc.	616,483	40,953
*	Myriad Genetics Inc.	1,156,587	37,346
*	MEDNAX Inc.	1,278,858	36,358
	Owens & Minor Inc.	1,118,133	34,986
*	Magellan Health Inc.	369,030	34,892
*	Outset Medical Inc.	686,200	33,926
*	TG Therapeutics Inc.	1,003,010	33,380
*	Atea Pharmaceuticals Inc.	903,714	31,684
	CONMED Corp.	227,410	29,752
	Healthcare Services Group Inc.	1,164,386	29,098
*	Kymera Therapeutics Inc.	477,636	28,056
*	Avanos Medical Inc.	750,618	23,419
*	Surgery Partners Inc.	514,602	21,788
*	Agios Pharmaceuticals Inc.	459,517	21,207
*	ALX Oncology Holdings Inc.	282,650	20,877
*	Brookdale Senior Living Inc.	2,890,231	18,208
*	Varex Imaging Corp.	612,903	17,284
*	Tivity Health Inc.	657,213	15,155
*,1	Multiplan Corp.	2,604,580	14,664
*	Axsome Therapeutics Inc.	442,160	14,574
*	Madrigal Pharmaceuticals Inc.	180,634	14,413
*	Cano Health Inc.	1,079,657	13,690
	National HealthCare Corp.	191,806	13,423
*	Meridian Bioscience Inc.	674,804	12,983
*	American Well Corp. Class A	1,314,966	11,979
*	NextGen Healthcare Inc.	838,422	11,822
*,1	Cerevel Therapeutics Holdings Inc.	395,418	11,665
*,1	Butterfly Network Inc.	1,110,473	11,593
*,1	Clover Health Investments Corp.	1,563,132	11,552
*	Allovir Inc.	457,063	11,454
*	Endo International plc	3,442,074	11,152

		Shares	Market Value ($000)
*	Forma Therapeutics Holdings Inc.	480,474	11,142
*	Nuvation Bio Inc.	1,108,641	11,020
*,1	OPKO Health Inc.	2,933,076	10,706
*	Supernus Pharmaceuticals Inc.	393,494	10,495
*	Praxis Precision Medicines Inc.	557,891	10,315
*	Amneal Pharmaceuticals Inc.	1,864,644	9,957
*	Stoke Therapeutics Inc.	315,334	8,022
*	Hims & Hers Health Inc.	987,623	7,447
*	Adagio Therapeutics Inc.	173,517	7,329
	Phibro Animal Health Corp. Class A	317,292	6,835
*	Zogenix Inc.	437,084	6,639
*	Definitive Healthcare Corp. Class A	136,415	5,843
*	Orthofix Medical Inc.	145,965	5,564
*	Immunovant Inc.	630,560	5,480
*	Verve Therapeutics Inc.	112,227	5,275
*	Kiniksa Pharmaceuticals Ltd. Class A	433,458	4,937
*	Aerie Pharmaceuticals Inc.	368,538	4,201
*	Erasca Inc.	189,105	4,013
*	NGM Biopharmaceuticals Inc.	181,078	3,806
*,1	G1 Therapeutics Inc.	261,820	3,514
*	Lyell Immunopharma Inc.	189,486	2,804
*,1	Silverback Therapeutics Inc.	273,221	2,727
*	Cytek Biosciences Inc.	102,816	2,201
*	Monte Rosa Therapeutics Inc.	90,404	2,014
*	PROCEPT BioRobotics Corp.	49,421	1,885
*	Day One Biopharmaceuticals Inc.	70,589	1,675
*	Nuvalent Inc. Class A	64,551	1,456
*	Absci Corp.	71,969	837
*	Bright Health Group Inc.	49,145	401
*	Warby Parker Inc. Class A	4,061	215
*,1	Cue Health Inc.	10,364	122
*	Denali Therapeutics Inc.	286	14
*	Privia Health Group Inc.	322	8
*	Doximity Inc. Class A	84	7
*	Olema Pharmaceuticals Inc.	120	3
*	Recursion Pharmaceuticals Inc. Class A	114	3
*	AnaptysBio Inc.	68	2
*	Harmony Biosciences Holdings Inc.	52	2
*	Agiliti Inc.	120	2
*	LifeStance Health Group Inc.	136	2
*	Black Diamond Therapeutics Inc.	84	1
*	Design Therapeutics Inc.	52	1
*	Treace Medical Concepts Inc.	36	1
*	Aveanna Healthcare Holdings Inc.	166	1
*,1,2	Synergy Pharmaceuticals LLC	1,169,882	—
*	Singular Genomics Systems Inc.	36	—
			2,973,099
Industrials (19.7%)
	Quanta Services Inc.	2,170,255	247,018
	IDEX Corp.	1,185,368	245,312
	Pentair plc	2,587,006	187,894
	Howmet Aerospace Inc.	6,020,690	187,846
	Allegion plc	1,398,926	184,910
	Booz Allen Hamilton Holding Corp. Class A	2,108,466	167,307
*	Builders FirstSource Inc.	3,231,622	167,204
	Robert Half International Inc.	1,659,054	166,453
	Carlisle Cos. Inc.	812,968	161,610
	RPM International Inc.	2,023,972	157,161

		Shares	Market Value ($000)
*	AECOM	2,246,827	141,887
	Owens Corning	1,608,430	137,521
*	Sensata Technologies Holding plc	2,469,802	135,148
	Sealed Air Corp.	2,337,919	128,095
	Tetra Tech Inc.	843,296	125,938
	AptarGroup Inc.	1,028,735	122,780
	Huntington Ingalls Industries Inc.	626,089	120,873
	Lincoln Electric Holdings Inc.	926,405	119,312
	Knight-Swift Transportation Holdings Inc. Class A	2,329,713	119,165
*	Rexnord Corp.	1,794,717	115,382
	ITT Inc.	1,343,023	115,285
	AGCO Corp.	940,629	115,255
	Brunswick Corp.	1,208,735	115,156
	Donaldson Co. Inc.	1,958,870	112,459
	Oshkosh Corp.	1,070,557	109,593
*	Axalta Coating Systems Ltd.	3,589,485	104,777
*	Colfax Corp.	2,280,100	104,657
	EMCOR Group Inc.	838,340	96,728
	Acuity Brands Inc.	556,891	96,548
	Regal Beloit Corp.	634,657	95,414
	MDU Resources Group Inc.	3,156,845	93,664
	ManpowerGroup Inc.	845,897	91,594
	Sonoco Products Co.	1,533,587	91,371
	Graphic Packaging Holding Co.	4,788,712	91,177
	Louisiana-Pacific Corp.	1,485,333	91,155
*	WESCO International Inc.	785,629	90,599
	Vontier Corp.	2,634,726	88,527
	nVent Electric plc	2,621,500	84,753
	MSA Safety Inc.	580,635	84,598
	Curtiss-Wright Corp.	637,637	80,457
	Hubbell Inc. Class B	423,972	76,599
*	Mohawk Industries Inc.	430,660	76,399
*	MasTec Inc.	869,275	75,001
*	Middleby Corp.	433,822	73,971
	Valmont Industries Inc.	314,304	73,899
	Crane Co.	777,395	73,705
	Spirit AeroSystems Holdings Inc. Class A	1,644,321	72,663
	Watts Water Technologies Inc. Class A	429,979	72,275
*	FTI Consulting Inc.	534,654	72,018
	Flowserve Corp.	2,031,839	70,444
*	GXO Logistics Inc.	894,237	70,144
	Air Lease Corp. Class A	1,691,122	66,529
	Ryder System Inc.	796,745	65,899
*	Herc Holdings Inc.	393,013	64,242
	Korn Ferry	867,921	62,803
*	Atkore Inc.	718,998	62,495
*	XPO Logistics Inc.	759,787	60,464
*,3	API Group Corp.	2,894,854	58,910
*	Summit Materials Inc. Class A	1,839,277	58,802
	Allison Transmission Holdings Inc.	1,649,593	58,264
	Altra Industrial Motion Corp.	1,011,706	55,998
	MSC Industrial Direct Co. Inc. Class A	696,310	55,837
*	Resideo Technologies Inc.	2,248,687	55,745
	Matson Inc.	677,848	54,709
	Triton International Ltd.	1,051,129	54,701
	Alliance Data Systems Corp.	537,245	54,203
	Applied Industrial Technologies Inc.	600,718	54,143
	Woodward Inc.	471,232	53,343

		Shares	Market Value ($000)
	HB Fuller Co.	819,712	52,921
	EVERTEC Inc.	1,122,517	51,321
	UniFirst Corp.	237,711	50,542
	GATX Corp.	553,675	49,587
	Silgan Holdings Inc.	1,291,490	49,542
	EnerSys	662,986	49,353
	Brink's Co.	776,568	49,157
	SPX FLOW Inc.	649,333	47,466
	Macquarie Infrastructure Holdings LLC	1,165,618	47,277
	ABM Industries Inc.	1,046,959	47,124
*	Kirby Corp.	937,486	44,962
	Kennametal Inc.	1,304,239	44,644
*	Alight Inc. Class A	3,830,600	43,975
	Hillenbrand Inc.	1,025,398	43,733
	Terex Corp.	1,034,255	43,542
*	Beacon Roofing Supply Inc.	873,755	41,731
	Belden Inc.	699,573	40,757
*	Green Dot Corp. Class A	809,622	40,748
	Werner Enterprises Inc.	900,548	39,867
*	JELD-WEN Holding Inc.	1,545,965	38,695
*	Atlas Air Worldwide Holdings Inc.	452,755	36,981
	Albany International Corp. Class A	479,732	36,877
	Brady Corp. Class A	718,895	36,448
	Otter Tail Corp.	647,609	36,247
*	SPX Corp.	671,534	35,893
	Trinity Industries Inc.	1,316,767	35,777
	Armstrong World Industries Inc.	371,209	35,439
*	Fluor Corp.	2,205,502	35,222
*	O-I Glass Inc.	2,453,155	35,007
	Moog Inc. Class A	456,609	34,807
*	Hub Group Inc. Class A	499,624	34,349
*	Allegheny Technologies Inc.	1,984,503	33,002
	ManTech International Corp. Class A	429,051	32,574
	Barnes Group Inc.	749,463	31,275
	ArcBest Corp.	378,432	30,944
	ESCO Technologies Inc.	386,222	29,739
	Encore Wire Corp.	305,825	29,001
	Granite Construction Inc.	714,573	28,261
	EnPro Industries Inc.	321,417	28,002
*	GMS Inc.	638,617	27,971
	TTEC Holdings Inc.	292,775	27,383
	McGrath RentCorp	377,854	27,187
*	Ferro Corp.	1,289,821	26,235
*	Gates Industrial Corp. plc	1,593,086	25,919
	Greif Inc. Class A	393,357	25,411
*	OSI Systems Inc.	251,120	23,806
	Deluxe Corp.	662,899	23,791
*	Meritor Inc.	1,094,155	23,316
*	TriMas Corp.	669,504	21,665
	Greenbrier Cos. Inc.	479,766	20,625
	AZZ Inc.	371,241	19,750
	Griffon Corp.	795,445	19,568
	Primoris Services Corp.	795,991	19,494
	ADT Inc.	2,390,750	19,341
	Comfort Systems USA Inc.	268,893	19,177
	Pitney Bowes Inc.	2,602,871	18,767
	Schneider National Inc. Class B	810,549	18,432
*	Huron Consulting Group Inc.	350,056	18,203

		Shares	Market Value ($000)
	Astec Industries Inc.	336,905	18,129
	Kforce Inc.	303,674	18,111
	Standex International Corp.	181,028	17,905
*	AAR Corp.	526,158	17,063
*	CoreCivic Inc.	1,875,984	16,696
	H&E Equipment Services Inc.	478,543	16,610
*	Conduent Inc.	2,483,985	16,369
*	Dycom Industries Inc.	227,678	16,220
	Kaman Corp.	434,156	15,486
	Maxar Technologies Inc.	535,749	15,172
*	TrueBlue Inc.	552,391	14,959
	Apogee Enterprises Inc.	378,196	14,281
*	BrightView Holdings Inc.	820,023	12,104
	Heartland Express Inc.	743,592	11,912
	Wabash National Corp.	741,268	11,215
	Quanex Building Products Corp.	522,273	11,182
*	Advantage Solutions Inc.	1,242,355	10,746
*	Danimer Scientific Inc.	647,706	10,583
*	CIRCOR International Inc.	314,418	10,379
	Kelly Services Inc. Class A	535,151	10,104
*	ZipRecruiter Inc. Class A	356,280	9,833
	Enerpac Tool Group Corp. Class A	467,599	9,693
*	First Advantage Corp.	476,684	9,081
*	Triumph Group Inc.	478,783	8,920
*,1	Desktop Metal Inc. Class A	1,219,546	8,744
	REV Group Inc.	504,913	8,664
*	Tutor Perini Corp.	636,952	8,268
*	BTRS Holdings Inc.	775,389	8,250
	Hyster-Yale Materials Handling Inc.	161,257	8,105
*,1	Latch Inc.	715,725	8,066
*,1	Hyliion Holdings Corp.	944,513	7,934
	National Presto Industries Inc.	82,331	6,758
	Greif Inc. Class B	102,991	6,674
	International Seaways Inc.	355,484	6,477
*	Vivint Smart Home Inc.	654,345	6,184
	Gorman-Rupp Co.	162,919	5,834
*	CS Disco Inc.	112,703	5,403
*	Payoneer Global Inc.	579,588	4,955
*,1	Velodyne Lidar Inc.	762,321	4,513
*	Thermon Group Holdings Inc.	259,493	4,492
	Kronos Worldwide Inc.	360,173	4,470
*	Hillman Solutions Corp.	365,527	4,361
*	American Woodmark Corp.	64,687	4,229
*,1	View Inc.	764,678	4,145
*	Flywire Corp.	74,527	3,267
*	Sterling Check Corp.	107,921	2,802
*	Legalzoom.com Inc.	8,271	218
*	Remitly Global Inc.	839	31
*	Welbilt Inc.	468	11
*	PureCycle Technologies Inc.	302	4
*	Core & Main Inc. Class A	140	4
*	TaskUS Inc. Class A	48	3
*	Paymentus Holdings Inc. Class A	36	1
			9,331,238
Real Estate (9.9%)
	VICI Properties Inc.	9,575,384	272,037
	Kimco Realty Corp.	9,558,805	198,345
*	Jones Lang LaSalle Inc.	790,743	196,175

		Shares	Market Value ($000)
	Medical Properties Trust Inc.	9,290,832	186,467
	Gaming & Leisure Properties Inc.	3,471,674	160,808
	Federal Realty Investment Trust	1,212,933	143,114
	Life Storage Inc.	1,221,487	140,153
	Apartment Income REIT Corp.	2,448,151	119,494
	Vornado Realty Trust	2,838,387	119,241
	National Retail Properties Inc.	2,738,863	118,291
	Omega Healthcare Investors Inc.	3,725,791	111,625
	EastGroup Properties Inc.	630,192	105,009
	First Industrial Realty Trust Inc.	2,014,094	104,894
	Brixmor Property Group Inc.	4,632,108	102,416
	Cousins Properties Inc.	2,319,004	86,476
	Douglas Emmett Inc.	2,600,016	82,186
	VEREIT Inc.	1,786,997	80,826
	Rayonier Inc.	2,204,235	78,647
	Lamar Advertising Co. Class A	676,624	76,763
	SL Green Realty Corp.	1,047,503	74,205
	Highwoods Properties Inc.	1,625,339	71,287
	Agree Realty Corp.	1,074,898	71,190
	Healthcare Realty Trust Inc.	2,269,744	67,593
*	Park Hotels & Resorts Inc.	3,503,875	67,064
	Hudson Pacific Properties Inc.	2,378,112	62,473
	Kilroy Realty Corp.	907,682	60,098
	Physicians Realty Trust	3,389,787	59,728
	JBG SMITH Properties	1,954,406	57,870
	EPR Properties	1,166,673	57,610
	Outfront Media Inc.	2,270,825	57,225
	Lexington Realty Trust	4,330,929	55,219
	Apple Hospitality REIT Inc.	3,383,003	53,215
	Macerich Co.	3,156,057	52,738
	PotlatchDeltic Corp.	993,378	51,238
	Sabra Health Care REIT Inc.	3,444,064	50,697
	Corporate Office Properties Trust	1,752,104	47,272
*	Equity Commonwealth	1,806,704	46,938
	SITE Centers Corp.	2,797,768	43,197
	Retail Properties of America Inc. Class A	3,350,301	43,152
*	Cushman & Wakefield plc	2,262,654	42,108
*	Sunstone Hotel Investors Inc.	3,416,130	40,789
	Kennedy-Wilson Holdings Inc.	1,865,598	39,028
	RLJ Lodging Trust	2,597,087	38,593
	National Health Investors Inc.	679,427	36,349
	Brandywine Realty Trust	2,665,612	35,772
	Newmark Group Inc. Class A	2,450,159	35,062
	Columbia Property Trust Inc.	1,792,115	34,086
	Piedmont Office Realty Trust Inc. Class A	1,936,144	33,747
	Washington REIT	1,319,729	32,663
*	Realogy Holdings Corp.	1,821,657	31,952
	Urban Edge Properties	1,735,667	31,780
*	Xenia Hotels & Resorts Inc.	1,781,247	31,599
	Retail Opportunity Investments Corp.	1,799,132	31,341
*	DiamondRock Hospitality Co.	3,284,729	31,041
	Service Properties Trust	2,571,011	28,821
	American Assets Trust Inc.	754,479	28,233
	Acadia Realty Trust	1,379,243	28,150
	Empire State Realty Trust Inc. Class A	2,689,087	26,972
	Industrial Logistics Properties Trust	1,018,848	25,889
	Alexander & Baldwin Inc.	1,074,520	25,187
	Tanger Factory Outlet Centers Inc.	1,540,395	25,108

		Shares	Market Value ($000)
	Global Net Lease Inc.	1,485,307	23,795
*	DigitalBridge Group Inc.	3,840,164	23,156
	Pebblebrook Hotel Trust	1,024,428	22,957
	Centerspace	219,091	20,704
*	Mack-Cali Realty Corp.	1,205,686	20,641
	LTC Properties Inc.	614,268	19,466
	Office Properties Income Trust	753,960	19,098
	Getty Realty Corp.	591,833	17,347
	RPT Realty	1,266,190	16,157
	Apartment Investment & Management Co. Class A	2,334,254	15,990
	CareTrust REIT Inc.	756,421	15,370
	American Finance Trust Inc. Class A	1,837,160	14,771
[1]	GEO Group Inc.	1,810,984	13,528
	Diversified Healthcare Trust	3,716,705	12,600
	Saul Centers Inc.	183,795	8,098
	RMR Group Inc. Class A	241,299	8,071
*	Summit Hotel Properties Inc.	789,559	7,603
*	Seritage Growth Properties Class A	476,309	7,064
	Franklin Street Properties Corp.	1,515,002	7,030
*	Forestar Group Inc.	272,659	5,080
	Phillips Edison & Co. Inc.	156,065	4,793
	Urstadt Biddle Properties Inc. Class A	232,162	4,395
*	Bridge Investment Group Holdings Inc. Class A	186,470	3,295
	Urstadt Biddle Properties Inc.	20,921	358
*	Compass Inc. Class A	7,290	97
*,2	Spirit MTA REIT	334,911	90
	Uniti Group Inc.	852	10
			4,658,810
Technology (6.5%)
*	Nuance Communications Inc.	4,905,105	269,977
*	DXC Technology Co.	3,928,853	132,049
*	Arrow Electronics Inc.	1,120,107	125,777
	Jabil Inc.	2,046,979	119,482
*	Concentrix Corp.	651,506	115,317
*	Synaptics Inc.	605,937	108,905
	Leidos Holdings Inc.	1,103,998	106,127
*	CACI International Inc. Class A	367,873	96,420
*	F5 Networks Inc.	470,316	93,489
*	Teradata Corp.	1,616,497	92,706
	KBR Inc.	2,195,780	86,514
*	Change Healthcare Inc.	3,878,551	81,217
*	NCR Corp.	2,049,315	79,431
	Science Applications International Corp.	904,015	77,348
*	ON Semiconductor Corp.	1,679,430	76,868
*	Cirrus Logic Inc.	898,280	73,973
	SYNNEX Corp.	648,000	67,457
	Avnet Inc.	1,551,758	57,368
*	Cerence Inc.	592,743	56,969
*,1	C3.ai Inc. Class A	1,096,545	50,814
*	Insight Enterprises Inc.	543,610	48,968
*	Dun & Bradstreet Holdings Inc.	2,689,364	45,208
	Xerox Holdings Corp.	2,088,165	42,118
	Vishay Intertechnology Inc.	2,069,606	41,578
*	Verint Systems Inc.	912,214	40,858
	CDK Global Inc.	941,760	40,072
*	Plexus Corp.	440,571	39,391
*	Momentive Global Inc.	1,955,339	38,325
	Amkor Technology Inc.	1,523,991	38,024

		Shares	Market Value ($000)
*	Rambus Inc.	1,698,267	37,702
*	Sanmina Corp.	964,397	37,168
	Progress Software Corp.	682,302	33,562
*,1	SentinelOne Inc. Class A	584,833	31,330
	Xperi Holding Corp.	1,633,823	30,781
*	NetScout Systems Inc.	1,097,395	29,575
*	Covetrus Inc.	1,608,362	29,176
*	Allegro MicroSystems Inc.	887,299	28,358
	McAfee Corp. Class A	1,234,175	27,288
*	Blackbaud Inc.	381,136	26,813
*	Unisys Corp.	994,478	25,001
*	Allscripts Healthcare Solutions Inc.	1,852,352	24,766
*	Avaya Holdings Corp.	1,247,720	24,692
*	Super Micro Computer Inc.	662,026	24,210
	Methode Electronics Inc.	565,900	23,796
*	LiveRamp Holdings Inc.	503,173	23,765
	CSG Systems International Inc.	485,204	23,387
*	TTM Technologies Inc.	1,596,690	20,070
*	Squarespace Inc. Class A	421,690	16,294
	Benchmark Electronics Inc.	527,121	14,079
*	ScanSource Inc.	397,153	13,817
*	Olo Inc. Class A	430,984	12,942
*,1	E2open Parent Holdings Inc.	1,140,862	12,892
*,1	Confluent Inc. Class A	215,007	12,825
*	JFrog Ltd.	373,963	12,528
*	Sumo Logic Inc.	666,556	10,745
	SolarWinds Corp.	615,931	10,305
*	Paycor HCM Inc.	271,346	9,541
*	Freshworks Inc. Class A	220,056	9,394
*	Groupon Inc.	391,418	8,928
*	KnowBe4 Inc. Class A	331,792	7,286
*	Thoughtworks Holding Inc.	237,839	6,828
*	Aeva Technologies Inc.	826,038	6,559
*,1	Ouster Inc.	885,354	6,481
*,1	N-Able Inc.	487,676	6,052
*	Diebold Nixdorf Inc.	577,502	5,839
	Ebix Inc.	193,926	5,222
*	Vertex Inc. Class A	202,469	3,891
*	Clear Secure Inc. Class A	87,049	3,573
*	Rackspace Technology Inc.	243,557	3,463
*	WM Technology Inc.	233,283	3,383
*	ForgeRock Inc. Class A	85,779	3,339
*	SmartRent Inc. Class A	226,528	2,949
*	Sprinklr Inc. Class A	121,179	2,121
*	MeridianLink Inc.	93,024	2,080
*	Couchbase Inc.	64,536	2,008
*	AvePoint Inc.	235,663	2,001
*	Intapp Inc.	70,552	1,817
*	Zeta Global Holdings Corp. Class A	181,010	1,061
*	EngageSmart Inc.	6,667	227
*	DoubleVerify Holdings Inc.	3,222	110
*	Amplitude Inc. Class A	813	44
*	EverCommerce Inc.	2,491	41
*	Procore Technologies Inc.	312	28
*	Alkami Technology Inc.	813	20
*	Sprout Social Inc. Class A	120	15
*	Schrodinger Inc.	192	10
*	Skillz Inc. Class A	358	4

		Shares	Market Value ($000)
*	Jamf Holding Corp.	44	2
*	SEMrush Holdings Inc. Class A	42	1
*	Xometry Inc. Class A	22	1
			3,064,936
Telecommunications (1.3%)
*	Frontier Communications Parent Inc.	3,809,842	106,180
*	Iridium Communications Inc.	1,851,929	73,800
	Juniper Networks Inc.	2,535,553	69,779
*	Vonage Holdings Corp.	3,731,413	60,151
*	Viavi Solutions Inc.	3,563,091	56,083
*	CommScope Holding Co. Inc.	3,184,778	43,281
*	8x8 Inc.	1,659,816	38,823
	InterDigital Inc.	478,901	32,479
	Telephone & Data Systems Inc.	1,591,759	31,039
*,1	fuboTV Inc.	940,403	22,532
*	EchoStar Corp. Class A	610,911	15,584
*	Plantronics Inc.	594,480	15,284
*	NETGEAR Inc.	453,562	14,473
	ADTRAN Inc.	759,079	14,240
	Shenandoah Telecommunications Co.	369,974	11,684
*	United States Cellular Corp.	250,241	7,980
			613,392
Utilities (4.0%)
	Atmos Energy Corp.	2,039,721	179,903
	Essential Utilities Inc.	3,449,014	158,931
	UGI Corp.	3,261,057	138,986
	Pinnacle West Capital Corp.	1,758,347	127,234
	OGE Energy Corp.	3,121,456	102,883
*	Stericycle Inc.	1,432,559	97,371
	IDACORP Inc.	787,674	81,430
	NRG Energy Inc.	1,908,688	77,932
	National Fuel Gas Co.	1,317,011	69,169
	PNM Resources Inc.	1,338,492	66,229
	Hawaiian Electric Industries Inc.	1,619,232	66,113
	Portland General Electric Co.	1,393,968	65,503
	Black Hills Corp.	990,581	62,169
	Southwest Gas Holdings Inc.	875,437	58,549
	ONE Gas Inc.	834,311	52,870
	New Jersey Resources Corp.	1,503,900	52,351
	American States Water Co.	575,664	49,231
	ALLETE Inc.	814,962	48,506
	Spire Inc.	765,655	46,843
	NorthWestern Corp.	803,998	46,069
	Avista Corp.	1,086,374	42,499
	MGE Energy Inc.	563,739	41,435
	Clearway Energy Inc. Class C	1,273,737	38,556
	South Jersey Industries Inc.	1,753,572	37,281
	California Water Service Group	401,473	23,659
	Northwest Natural Holding Co.	478,064	21,986
*	Harsco Corp.	1,234,974	20,933
	Clearway Energy Inc. Class A	555,711	15,671
			1,890,292
Total Common Stocks (Cost $34,225,616)			47,141,153
Preferred Stock (0.0%)
	Brookfield Property Preferred LP Pfd., 6.250%, 7/26/26 (Cost $1)	40	1

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[4,5]	Vanguard Market Liquidity Fund (Cost $315,209)	0.068%	3,152,592	315,259
Total Investments (100.4%) (Cost $34,540,826)				47,456,413
Other Assets and Liabilities—Net (-0.4%)				(197,766)
Net Assets (100%)				47,258,647
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $249,847,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate value was $58,910,000, representing 0.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $264,762,000 was received for securities on loan, of which $253,848,000 is held in Vanguard Market Liquidity Fund and $10,914,000 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2021	368	40,495	(54)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alcoa Corp.	8/31/22	BOANA	6,434	(0.576)[1]	660	—
Alliance Data Systems Corp.	8/31/22	BOANA	19,622	(0.069)[1]	555	—
Bridgebio Pharma Inc.	8/31/22	BOANA	15,033	(0.069)[1]	—	(973)
National Fuel Gas Co.	8/31/22	BOANA	5,440	(0.470)[1]	120	—
Novavax Inc.	1/31/22	GSI	34,845	(0.084)[2]	—	(3,749)
					1,335	(4,722)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	47,141,063	—	90	47,141,153
Preferred Stock	1	—	—	1
Temporary Cash Investments	315,259	—	—	315,259
Total	47,456,323	—	90	47,456,413

Derivative Financial Instruments
Assets
Swap Contracts	—	1,335	—	1,335
Liabilities
Futures Contracts[1]	54	—	—	54
Swap Contracts	—	4,722	—	4,722
Total	54	4,722	—	4,776
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.